Advances From Federal Home Loan Bank (FHLB) And Other Borrowings Federal Home Loan Bank Advance Prepayments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Repayment and Penalties	$ 0	$ 0	$ 789,306
Payments of FHLBank Borrowings, Financing Activities	$ 0		$ 17,900,000